Taxation - Gross Movement on the Deferred Income Tax Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Beginning of year	$ (366,554)	$ (292,656)
Exchange differences	(160,927)	69,707
Changes of fair value valuation for farmlands	144,971	(62,988)	$ (25,307)
Disposal of farmland	2,265	10,492
Others	1,158	632
Tax credit relating to cash flow hedge	(7,092)	(8,498)	(7,337)
Income tax benefit / (expense)	71,350	(83,243)	(22,103)
End of year	(314,829)	(366,554)	(292,656)
Gains (losses) before income tax of cash flow hedge	601	7,319	15,621
Reclassification from equity to income statement	$ 26,997	$ 49,737	$ 40,388